Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of Stock Options	A summary of information related to stock options for the periods ended December 31, 2022 and 2021 is as follows:
	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of inception	-	-	$-
Granted	590,073	$0.49
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2021	590,073	0.49	$-
Granted	639,682	$0.49
Exercised	-
Forfeited	(368,446)
Outstanding as of December 31, 2022	861,309	$0.49	$-

Exercisable as of December 31, 2022	170,125	$0.49	$-
Exercisable as of December 31, 2021	335	$0.49	$-

Schedule of Black-Scholes Pricing Model	The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:
	Nine Months Ended
	September 30,
	2023	2022
Risk-free interest rate	3.58% - 3.91%	1.9% - 3.01%
Expected term (in years)	5.52-6.27	6.02-6.27
Expected volatility	75.0%	79.1%
Expected dividend yield	0%	0%
The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:
		For the Period from
		January 15, 2021
	Year Ended	(inception) to
	December 31,	December 31,
	2022	2021
Risk-free interest rate	2.98%	1.33%
Expected term (in years)	6.0-6.3	5.5-6.3
Expected volatility	79.1%	79.1%
Expected dividend yield	0%	0%

Schedule of Stock-Based Compensation Expenses	Stock-based compensation expense for stock options was classified in the statements of operations as follows:
	Nine Months Ended
	September 30,
	2023	2022
General and administrative	$33,239	$12,527
Operations	27,902	7,662
Research and development	232,182	91,552
Sales and marketing	10,933	2,065
	$304,256	$113,806
Stock-based compensation expense for stock options was classified in the statements of operations as follows:
	Period Ended
	December 31,
	2022	2021
General and administrative	$23,650	$8,714
Operations	14,625	-
Research and development	152,739	-
Sales and marketing	4,042	-
	$195,056	$8,714

Schedule of Information Related to Stock Options	A summary of information related to stock options for the nine months ended September 30, 2023 is as follows:
	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2022	861,309	$0.49	$-
Granted	765,477	0.75
Exercised	-	-
Forfeited	(31,985)	0.49
Outstanding as of September 30, 2023	1,594,800	$0.61	$5,405,876

Exercisable as of September 30, 2023	296,057	$0.51	$1,292,215
Exercisable as of December 31, 2022	170,125	$0.49	$-